Summary Prospectus
Touchstone Climate Transition ETFApril 28, 2023
Ticker Symbol: HEAT
Principal U.S. Listing Exchange: Cboe BZX Exchange
Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated April 28, 2023, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/Resources, call (833) 368-7383, or ask a financial intermediary through which shares of the Fund are sold.
Touchstone Climate Transition ETF Summary
The Fund’s Investment Goal
The Touchstone Climate Transition ETF (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Touchstone Climate Transition ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Shareholder Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.52%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement(3)	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.69%
(1)
The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)
Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.69% of average daily net assets. This contractual expense limitation is effective through April 29, 2024, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will

Touchstone Climate Transition ETFApril 28, 2023
make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$70
3 Years	$324
Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this prospectus and, as a result, does not yet have a portfolio turnover rate.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in companies that benefit from a transitioning climate environment. The Fund invests in equity and equity-related securities of three categories of companies, as further described below, that the Fund’s Sub-Adviser believes may benefit from climate transition impacts. Equity securities generally include common stocks, preferred stocks, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies that invest in equity securities. Equity-related securities generally include warrants and options, which may be listed on an exchange or traded over-the-counter.
The Fund is actively managed and the sub-adviser, Lombard Odier Asset Management (USA) Corp. doing business as Lombard Odier Investment Managers (“Lombard Odier” or the “Sub-Adviser”), may invest in companies globally (including emerging markets) of any size across all sectors. Using the Sub-Adviser’s proprietary ESG and sustainability profiling methodologies, the Sub-Adviser seeks to invest in high-quality companies with strong financial models, business practices and business models reflecting resilience and the ability to evolve and benefit from long-term structural trends.
In selecting investments for the Fund, the Sub-Adviser seeks to identify and invests in three categories of companies that may benefit from climate transition impacts: solution providers, transition leaders, and adaptation opportunities (collectively, the “climate transition investment universe”).
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Solution providers: Companies that propose and/or create innovative solutions to reduce or capture carbon coming from the use of fossil fuel or avoid emitting carbon by deploying new alternatives. Solution providers include, but are not limited to, energy efficiency and renewable energy providers.
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Transition leaders: Carbon-intensive industrial companies shifting to more sustainable and/or less carbon-intensive methods of production. Transition candidates typically operate in hard to abate carbon-intensive industries whose transition to a cleaner model will unlock strong competitive advantages as regulations tighten or as carbon-related costs increase.

Touchstone Climate Transition ETFApril 28, 2023
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Adaptation opportunities: Companies that benefit from the cost of adapting to climate change. Adaptation candidates may include companies that make infrastructure more climate-compatible in a climate-impacted environment or other types of companies (e.g., insurance companies, financial services firms) that may contribute to the adaptation of our society to the various consequences of climate change.
From this climate transition investment universe, the Sub-Adviser narrows the universe based on companies with strong capital efficiency, strong cash generation, and limited dependency on external capital. The Sub-Adviser then employs a high-conviction approach to individual investment selection and will typically, under normal conditions, hold 40-60 stocks.
To identify the climate transition investment universe, the Sub-Adviser uses a combination of quantitative screening and forward-looking qualitative judgment. Screening of companies is accomplished via a proprietary ESG and sustainability profiling process referred to as the Lombard Odier ESG/Sustainability Industrial Materiality Rating Methodology (the “Methodology”). The Methodology identifies the most relevant sustainability framework for each industry in order to focus on the most important sustainability-related issues that may affect a particular company. The Methodology enhances the Sub-Adviser’s ability to monitor a company’s progress on the most relevant sector-specific issues for long-term sustainability, and engage with companies regarding material issues.
The Sub-Adviser further seeks to exclude companies from investment that are involved (either directly or via ownership) in production, research and development, maintenance/services/management, system integration, testing, sales/trade of controversial weapons. The Sub-Adviser also seeks to restrict from the climate transition investment universe: (i) tobacco companies deriving more than 10% of their revenues from either production of tobacco products or retailing of tobacco products/services; (ii) thermal coal (mining and power generation) companies deriving more than 10% of their revenues from thermal coal extraction and from coal power generation; (iii) unconventional oil and gas companies deriving more than 10% in aggregate of their revenues from any of tar sands, shale gas and oil, and arctic oil and gas exploration; and (iv) companies that are involved in the most severe breaches of the UN Global Compact Principles.
The Fund may invest in both developed and emerging markets. Emerging markets are defined as those countries included in the MSCI Emerging Markets Index. As part of its emerging markets exposure, the Fund may also invest in shares issued by mainland China-incorporated companies (including China A-Shares) that trade on exchanges.
Up to 20% of the Fund’s assets may be invested outside of these parameters, including but not limited to investments in cash and cash equivalents (including short-term asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), which may represent up to 10% of investments in cash and cash equivalents). The Fund may hold cash and cash equivalents in order to achieve its investment goals or in case of unfavorable market conditions.
The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency. As with any ETF, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Touchstone Climate Transition ETFApril 28, 2023
Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
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Equity-Related Securities Risk: A Fund may invest in equity-related securities, including low-exercise-price options (“LEPOs”), low exercise price warrants (“LEPWs”), and participatory notes (“P-notes”) to gain exposure to issuers in certain emerging or frontier market countries. LEPOs, LEPWs, and P-notes are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying securities traded in emerging or frontier markets. These securities may be listed on an exchange or traded over-the-counter, and are similar to ADRs. As a result, the risks of investing in LEPOs, LEPWs, and P-notes are similar to depositary receipts risk and foreign securities risk in general. Specifically these securities entail both counterparty risk—the risk that the issuer of the LEPO, LEPW, or P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms—and liquidity risk—the risk that a liquid market may not exist for such securities.
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
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Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries. The Fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) through the Shanghai-Hong Kong and the Shenzhen-Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited (“HKEX”), the SSE, the SZSE and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. The Fund may also obtain exposure to companies based or operated in PRC by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.

Touchstone Climate Transition ETFApril 28, 2023
Climate Transition Investing Risk: The Fund’s climate transition investment criteria, including certain ESG/sustainability factors that the Sub-Adviser may deem relevant or additive, may limit the available investments compared to funds with no such criteria, or may cause the Fund to forgo other opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries, which may cause the Fund to underperform funds that invest in a broader array of investments. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so, subject to the Sub-Adviser's investment process.
ETF Risk: As an ETF, the Fund is subject to the following risks:
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Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), which are responsible for the creation and redemption activity for the Fund. To the extent APs exit the business, become unable or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other AP steps in to create or redeem, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting from the Exchange.
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Premium/Discount Risk: As with all ETFs, Fund shares may only be bought and sold in the secondary market at market prices. There may be times when the trading prices of Fund shares in the secondary market are more than the NAV (a premium) or less than the NAV (a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below a Fund’s NAV.
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Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Fund shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.
Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Touchstone Climate Transition ETFApril 28, 2023
Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.
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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.
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Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.
The Fund’s Performance
The Fund’s performance information is only shown when it has had a full calendar year of operations. Since the Fund had not commenced operations as of the date of this prospectus, there is no performance information included in this prospectus.
The Fund’s Management
Investment Adviser
Touchstone Advisors, Inc. serves as the Fund’s investment adviser.
Sub-Adviser	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Adviser
Lombard Odier Asset Management (USA) Corp. doing business as Lombard Odier Investment Managers	Paul Udall	Since inception in April 2023	Lead Portfolio Manager
	Peter Burke-Smith	Since inception in April 2023	Assistant Portfolio Manager
Buying and Selling Fund Shares
The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the

Touchstone Climate Transition ETFApril 28, 2023
lowest price a seller is willing to accept for shares (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at TouchstoneInvestments.com/ETFs.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.
Financial Intermediary Compensation
If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ETF-2657-HEAT-2304

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